CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND NONCONTROLLING INTERESTS (USD $) In Millions, unless otherwise specified	Total	Retained earnings	Accumulated other comprehensive income (loss)	Class A common stock, voting	Class B common stock, non-voting	Common stock held in Treasury Class B	Class A exchangeable shares	Class B exchangeable shares	Paid-in capital	Noncontrolling interest
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 28, 2008	$ 6,039.4	$ 2,184.9	$ (371.4)	$ 0	$ 1.6		$ 119.4	$ 786.3	$ 3,334.6	$ (16.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0						(0.3)	(24.5)	24.8
Shares issued under equity compensation plan	61.0								61.0
Amortization of stock based compensation	21.1								21.1
Acquisition of business	9.6									9.6
Deconsolidation of Brewer's Retail, Inc.	(5.7)									(5.7)
Comprehensive income (loss):
Net income (loss) including noncontrolling interest	723.2	720.4								2.8
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	614.7		614.7
Unrealized gain (loss) on derivative instruments, net	(28.7)		(28.7)
Realized gain (loss) on derivative instruments reclassified to net income, net	(10.6)		(10.6)
Ownership share of equity method investees other comprehensive loss	56.7		56.7
Pension and other postretirement benefit plans, adjustment	(214.6)		(240.0)							25.4
Other comprehensive income (loss), net of Tax	417.5		392.1
Comprehensive income (loss), net of tax	1,140.7
Dividends declared and paid	(173.3)	(170.4)								(2.9)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 26, 2009	7,092.8	2,734.9	20.7	0	1.6		119.1	761.8	3,441.5	13.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0	0	0	0	0		(7.9)	(36.8)	44.7	0
Shares issued under equity compensation plan	39.6								39.6
Amortization of stock based compensation	22.6								22.6
Acquisition of business	32.1								0	32.1
Comprehensive income (loss):
Net income (loss) including noncontrolling interest	709.9	707.7								2.2
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	121.5		121.5
Unrealized gain (loss) on derivative instruments, net	(16.0)		(16.0)
Realized gain (loss) on derivative instruments reclassified to net income, net	8.4		8.4
Ownership share of equity method investees other comprehensive loss	(71.7)		(71.7)
Pension and other postretirement benefit plans, adjustment	108.2		108.2
Other comprehensive income (loss), net of Tax	150.4		150.4
Comprehensive income (loss), net of tax	860.3
Dividends declared and paid	(204.8)	(201.1)								(3.7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 25, 2010	7,842.6	3,241.5	171.1	0	1.6		111.2	725.0	3,548.4	43.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of shares	0	0	0	0	0		(0.7)	(0.2)	0.9	0
Shares issued under equity compensation plan	6.9								6.9
Amortization of stock based compensation	15.9								15.9
Comprehensive income (loss):
Net income (loss) including noncontrolling interest	677.1	676.3								0.8
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	(67.7)		(67.7)
Unrealized gain (loss) on derivative instruments, net	(6.1)		(6.1)
Realized gain (loss) on derivative instruments reclassified to net income, net	19.4		19.4
Ownership share of equity method investees other comprehensive loss	(67.0)		(67.0)
Pension and other postretirement benefit plans, adjustment	(179.4)		(179.4)
Other comprehensive income (loss), net of Tax	(300.8)		(300.8)
Comprehensive income (loss), net of tax	376.3
Repurchase of common stock	(321.1)					(321.1)
Dividends declared and paid	(230.4)	(228.1)								(2.3)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	$ 7,690.2	$ 3,689.7	$ (129.7)	$ 0	$ 1.6	$ (321.1)	$ 110.5	$ 724.8	$ 3,572.1	$ 42.3